Notes Payable (Tables)	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Summary of Notes Payable

As of June 30, 2019, notes payable consist of the following (in thousands):

	June 30,	December 31,
	2019	2018
Notes payable	$24,477	$—
Accretion related to final payment	24	—
Notes payable, long term	$24,501	$—

Summary of Estimated Future Principal Payments Due

As of June 30, 2019, the estimated future principal payments due are as follows (in thousands):

Aggregate Minimum Payments
2019	$—
2020	—
2021	4,861
2022	8,333
2023	8,334
Thereafter	4,597
Total	26,125
Less unamortized portion of final payment	(1,101)
Less unamortized debt issuance costs	(523)
Notes payable, long term	$24,501